Note 8 - Retirement Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Retirement Benefits [Text Block]
8
.     Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the
“401k
Plan”) administered by a
third
-party service provider, and the Company contributes to the
401k
Plan on behalf of its employees based upon a matching formula. During the years ended
December 31, 2019
and
2018
our contributions to the
401k
Plan were
$25,876
and
$23,354,
respectively.